Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment, Net
a) An analysis of activity in property, plant and equipment, net for the years ended December 31, 2023, 2024 and 2025 is as follows:

Cost:	At December 31, 2022		Additions		Retirements (2)(3)		Revaluation adjustments (4)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment (5)		Depreciation for the year		At December 31, 2023
Network in operation and equipment	Ps.	1,026,018,942	Ps.	50,024,889	Ps.	(33,329,584)	Ps.	(6,302,540)	Ps.	70,929,358	Ps.	(147,930,373)	Ps.	—	Ps.	959,410,692
Land and buildings		43,754,276		460,406		(623,086)		—		912,321		(4,104,367)		—		40,399,550
Other assets		145,240,123		9,207,577		(4,659,627)		—		91,200		(9,019,160)		—		140,860,113
Construction in process and advances plant suppliers(1)		59,819,638		60,315,693		(3,541,460)		—		(52,383,308)		(3,391,855)		—		60,818,708
Spare parts for operation of the network		42,358,475		24,598,463		(4,512,380)		—		(23,748,569)		(6,821,235)		—		31,874,754
Total		1,317,191,454		144,607,028		(46,666,137)		(6,302,540)		(4,198,998)		(171,266,990)		—		1,233,363,817

Accumulated depreciation:
Network in operation and equipment	Ps.	(565,890,076)	Ps.	—	Ps.	32,420,796	Ps.	907,756	Ps.	(106,646)	Ps.	109,318,572	Ps.	(89,594,858)	Ps.	(512,944,456)
Buildings		(8,399,608)		—		503,192		—		63,923		2,739,797		(1,697,581)		(6,790,277)
Other assets		(85,574,405)		—		3,094,804		—		(139,191)		7,960,435		(10,516,865)		(85,175,222)
Spare parts for the operation of the network		(101,155)		—		55,866		—		12,152		400,001		(169,822)		197,042
Total	Ps.	(659,965,244)	Ps.	—	Ps.	36,074,658	Ps.	907,756	Ps.	(169,762)	Ps.	120,418,805	Ps.	(101,979,126)	Ps.	(604,712,913)
Net Cost	Ps.	657,226,210	Ps.	144,607,028	Ps.	(10,591,479)	Ps.	(5,394,784)	Ps.	(4,368,760)	Ps.	(50,848,185)	Ps.	(101,979,126)	Ps.	628,650,904

(1)	The construction in progress includes fixed and mobile network installations, as well as satellite developments and fiber optic which are in the process of being installed.
(2)	Includes retirements for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
(3)	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
(4)	Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps.(6,957,275). In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps.1,562,491.
(5)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.(5,956,256).

Cost	At December 31 2023		Additions		Retirements		Business combinations (4)		Revaluation adjustments (2)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment(3)		Depreciation for the year		At December 31,2024
Network in operation and equipment	Ps.	959,410,692	Ps.	42,823,075	Ps.	(29,154,250)	Ps.	22,800,844	Ps.	1,290,655	Ps.	64,489,657	Ps.	120,602,682	Ps.	—	Ps.	1,182,263,355
Land and buildings		40,399,550		161,317		(147,047)		396,315		—		3,074,956		3,771,664		—		47,656,755
Other assets		140,860,113		9,230,523		(9,270,502)		1,669,061		—		1,302,049		5,534,769		—		149,326,013
Construction in process and advances plant suppliers(1)		60,818,708		53,618,806		(4,040,469)		6,099,339		—		(51,567,114)		3,449,438		—		68,378,708
Spare parts for operation of the network		31,874,754		22,053,172		(5,990,202)		2,798,554		—		(21,635,003)		2,037,343		—		31,138,618
Total	Ps.	1,233,363,817	Ps.	127,886,893	Ps.	(48,602,470)	Ps.	33,764,113	Ps.	1,290,655	Ps.	(4,335,455)	Ps.	135,395,896	Ps.	—	Ps.	1,478,763,449

Accumulated depreciation
Network in operation and equipment	Ps.	(512,944,456)	Ps.	—	Ps.	24,555,371	Ps.	—	Ps.	869,822	Ps.	1,115,687	Ps.	(78,164,080)	Ps.	(99,606,465)	Ps.	(664,174,121)
Buildings		(6,790,277)		—		104,005		—		—		(1,564,790)		(2,695,078)		(1,907,221)		(12,853,361)
Other assets		(85,175,222)		—		8,868,467		—		—		542,377		(2,176,603)		(9,835,660)		(87,776,641)
Spare parts for the operation of the network		197,042		—		87,481		—		—		(316,998)		(195,647)		53,225		(174,897)
Total	Ps.	(604,712,913)	Ps.	—	Ps.	33,615,324	Ps.	—	Ps.	869,822	Ps.	(223,724)	Ps.	(83,231,408)	Ps.	(111,296,121)	Ps.	(764,979,020)
Net Cost	Ps.	628,650,904	Ps.	127,886,893	Ps.	(14,987,146)	Ps.	33,764,113	Ps.	2,160,477	Ps.	(4,559,179)	Ps.	52,164,488	Ps.	(111,296,121)	Ps.	713,784,429

(1)	Construction in progress includes fixed and mobile network installations as well as satellite developments and fiber optic which are in the process of being installed.
(2)	Includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps.2,160,477.
(3)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.25,160,101.
(4)	“Business combination” includes the acquisition of NTT Austria GmbH (now A1 ICT Austria), in Austria and Claro Chile, SpA, in Chile. See Note 12 a.

Cost	At December 31 2024		Additions		Retirements		Business combinations (4)		Revaluation adjustments (2)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment(3)		Depreciation for the year		At December 31,2025
Network in operation and equipment	Ps.	1,182,263,355	Ps.	39,317,575	Ps.	(37,595,090)	Ps.	1,418,869	Ps.	153,074	Ps.	71,954,690	Ps.	(46,636,694)	Ps.	—	Ps.	1,210,875,779
Land and buildings		47,656,755		396,525		(580,203)		3,601		—		1,673,319		(1,303,379)		—		47,846,618
Other assets		149,326,013		8,815,573		(7,164,793)		304		—		4,317,596		(4,301,530)		—		150,993,163
Construction in process and advances plant suppliers(1)		68,378,708		60,094,094		(5,014,523)		195		—		(61,739,019)		(2,372,207)		—		59,347,248
Spare parts for operation of the network		31,138,618		20,116,239		(5,770,051)		—		—		(21,020,545)		(1,616,623)		—		22,847,638
Total	Ps.	1,478,763,449	Ps.	128,740,006	Ps.	(56,124,660)	Ps.	1,422,969	Ps.	153,074	Ps.	(4,813,959)	Ps.	(56,230,433)	Ps.	—	Ps.	1,491,910,446

Accumulated depreciation
Network in operation and equipment	Ps.	(664,174,121)	Ps.	—	Ps.	35,681,366	Ps.	—	Ps.	1,065,116	Ps.	—	Ps.	34,315,788	Ps.	(107,249,725)	Ps.	(700,361,576)
Buildings		(12,853,361)		—		436,567		—		—		—		697,234		(2,123,902)		(13,843,462)
Other assets		(87,776,641)		—		5,397,684		—		—		—		2,285,686		(10,344,002)		(90,437,273)
Spare parts for the operation of the network		(174,897)		—		112,841		—		—		—		2,596		54,387		(5,073)
Total	Ps.	(764,979,020)	Ps.	—	Ps.	41,628,458	Ps.	—	Ps.	1,065,116	Ps.	—	Ps.	37,301,304	Ps.	(119,663,242)	Ps.	(804,647,384)
Net Cost	Ps.	713,784,429	Ps.	128,740,006	Ps.	(14,496,202)	Ps.	1,422,969	Ps.	1,218,190	Ps.	(4,813,959)	Ps.	(18,929,129)	Ps.	(119,663,242)	Ps.	687,263,062

(1)	Construction in progress includes fixed and mobile network installations as well as satellite developments and fiber optic which are in the process of being installed.
(2)	Includes the surplus associated with the valuation of EuroTelesites AG and subsidiaries for an amount of Ps.1,218,190.
(3)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.3,933,514.
(4)	“Business combination” includes the acquisition of Connexio Metro in March 2025 and Peter-S-Teleurin in September 2025 in TAG and Sites Colombia in October 2025 in Comcel. See Note 12 a.

Computation of Capitalized Borrowing Costs
c) Capitalized interest

Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Year ended December 31,
	2023		2024		2025
Amount invested in the acquisition of qualifying assets	Ps.	25,489,098	Ps.	26,552,290	Ps.	25,197,431
Capitalized interest		1,442,077		1,622,958		1,569,608
Capitalization rate		5.7%		6.1%		6.2%